LEASE - Right of use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Right of use assets, effect of adoption
Beginning balance	R$ 3,850,237	R$ 0
Additions	1,092,768	914,327
Amortization	(450,289)	(421,940)
Write-offs	(148,638)
Ending balance	4,344,078	3,850,237
IFRS 16, Leases
Right of use assets, effect of adoption
Initial adoption on January 1, 2019			R$ 3,357,850
Lands and Farms
Right of use assets, effect of adoption
Beginning balance	1,769,645	0
Additions	858,085	260,982
Amortization	(265,091)	(254,280)
Write-offs	(74,578)
Ending balance	2,288,061	1,769,645
Lands and Farms | IFRS 16, Leases
Right of use assets, effect of adoption
Initial adoption on January 1, 2019			1,762,943
Lands | Biological assets
Right of use assets, effect of adoption
Costs capitalized	263,613	268,081
Machines and Equipment
Right of use assets, effect of adoption
Beginning balance	130,051	0
Additions	45,624	1,529
Amortization	(18,078)	(15,163)
Write-offs	(72,332)
Ending balance	85,265	130,051
Machines and Equipment | IFRS 16, Leases
Right of use assets, effect of adoption
Initial adoption on January 1, 2019			143,685
Buildings
Right of use assets, effect of adoption
Beginning balance	45,999	0
Additions	90,616	39,794
Amortization	(43,903)	(35,365)
Write-offs	(1,728)
Ending balance	90,984	45,999
Buildings | IFRS 16, Leases
Right of use assets, effect of adoption
Initial adoption on January 1, 2019			41,570
Ships and boats
Right of use assets, effect of adoption
Beginning balance	1,904,455	0
Additions	95,768	612,022
Amortization	(122,904)	(116,207)
Ending balance	1,877,319	1,904,455
Ships and boats | IFRS 16, Leases
Right of use assets, effect of adoption
Initial adoption on January 1, 2019			1,408,640
Vehicles
Right of use assets, effect of adoption
Beginning balance	87	0
Additions	2,675
Amortization	(313)	(925)
Ending balance	R$ 2,449	R$ 87
Vehicles | IFRS 16, Leases
Right of use assets, effect of adoption
Initial adoption on January 1, 2019			R$ 1,012